LONG TERM LOAN (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 25, 2014 CNY (¥)	Jun. 27, 2014 CNY (¥)	Sep. 25, 2014 item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Principal of long-term loan				$ 4,222	¥ 29,311,000	¥ 81,540,000
Unsecured loan
Future installment repayment
2017				553			¥ 3,840,000
Total				$ 553			¥ 3,840,000
Jiangsu Bank (Beijing) | Unsecured loan
Debt Instrument [Line Items]
Number of unsecured loans borrowed | item			2
Interest rate (as a percent)				6.175%			6.175%
Jiangsu Bank (Beijing) | Unsecured loan one
Debt Instrument [Line Items]
Principal of long-term loan		¥ 17,040,000
Jiangsu Bank (Beijing) | Unsecured loan two
Debt Instrument [Line Items]
Principal of long-term loan	¥ 4,500,000